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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.3%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,413,327
07/01/2031	5.000%	1,750,000	1,970,448
07/01/2032	5.000%	2,000,000	2,247,820
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	7,266,320
Total			12,897,915
Charter Schools 0.2%
Oregon State Facilities Authority(a)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	202,400
06/15/2035	5.500%	540,000	549,180
Total			751,580
Higher Education 5.3%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,071,400
Series 2015
05/01/2030	5.000%	550,000	604,389
05/01/2036	5.000%	1,500,000	1,618,245
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	275,147
03/01/2025	5.000%	200,000	221,406
Oregon Health & Science University(b)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	7,070,000	6,246,981
Oregon Health & Science University
Revenue Bonds
Series 2012E
07/01/2032	5.000%	7,000,000	7,705,180
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	268,028
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	558,700
04/01/2031	5.000%	530,000	592,922
Revenue Bonds
Linfield College Project
Series 2015A
10/01/2024	5.000%	1,390,000	1,571,840
Total			20,734,238
Hospital 11.5%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2020	4.000%	915,000	946,202
08/01/2021	4.000%	725,000	756,385
08/01/2026	5.000%	1,200,000	1,277,724
08/01/2027	5.000%	1,260,000	1,339,040
08/01/2031	5.000%	2,860,000	3,015,098
Deschutes County Hospital Facilities Authority
Refunding Revenue Bonds
St. Charles Health System
Series 2016
01/01/2033	4.000%	500,000	513,270
Hospital Facilities Authority of Multnomah County
Revenue Bonds
Adventist Health West
Series 2009A
09/01/2021	5.000%	3,685,000	3,832,805
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	552,070
Series 2016
09/01/2028	5.000%	265,000	304,011
09/01/2030	5.000%	830,000	944,316
09/01/2031	5.000%	500,000	565,725
09/01/2032	5.000%	270,000	304,020
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	4,000,000	4,559,760
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/2020	5.250%	5,000,000	5,320,650
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
06/01/2033	5.000%	1,600,000	1,806,032
06/01/2034	5.000%	3,185,000	3,575,831
PeaceHealth Project
Series 2009A
11/01/2019	5.000%	3,695,000	3,856,028
Series 2014A
11/15/2029	5.000%	1,600,000	1,797,056
Samaritan Health Services Project
Series 2010A
10/01/2022	5.000%	3,450,000	3,673,318
Series 2016
10/01/2031	5.000%	2,430,000	2,718,028
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2030	5.000%	1,000,000	1,138,800
05/15/2031	5.000%	1,025,000	1,161,807
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,142,630
Total			45,100,606
Independent Power 1.6%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/2020	5.000%	3,235,000	3,225,586
01/01/2021	5.000%	3,000,000	2,983,560
Total			6,209,146
Investor Owned 1.0%
Port of Morrow
Refunding Revenue Bonds
Portland General Electric
Series 1998A
05/01/2033	5.000%	3,750,000	4,024,237
Local General Obligation 36.6%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Refunding Bonds
Series 2007 (AGM)
06/15/2020	5.000%	5,000,000	5,318,250
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,075,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,665,268
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	610,598
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	564,680
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,724,248
Chemeketa Community College
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,253,109
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,906,360
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	1,993,181
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,914,776
06/01/2027	5.000%	1,715,000	1,953,419
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	745,000	781,490
02/15/2027	4.500%	500,000	530,895
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,286,244
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,677,925
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,172,764

2	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland(b)
Limited Tax General Obligation Bonds
Series 2001B
06/01/2019	0.000%	4,000,000	3,919,080
06/01/2020	0.000%	4,000,000	3,830,640
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	769,522
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,179,500
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	647,615
Clackamas Community College District(b)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	0.000%	760,000	776,340
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,973,750
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,072,950
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,704,225
Unlimited General Obligation Refunding Notes
Series 2016
06/15/2032	4.000%	2,000,000	2,129,760
Clackamas County School District No. 62
Limited General Obligation Refunding Bonds
Series 2014
06/01/2034	5.000%	1,770,000	1,969,550
Clackamas County School District No. 7J Lake Oswego
Unlimited General Obligation Bonds
Series 2017
06/01/2032	4.000%	2,140,000	2,284,386
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	584,325
06/15/2035	5.000%	1,000,000	1,165,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deschutes & Jefferson Counties School District No. 2J Redmond(b)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,125,060
Jackson County School District No. 4(b)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	555,220
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,138,710
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2020	5.500%	1,000,000	1,072,900
06/15/2021	5.500%	1,410,000	1,552,636
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,344,095
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	532,815
Lane & Douglas Counties School District No. 45J3(b)
Unlimited General Obligation Bonds
Deferred Interest
Series 2016A
06/15/2034	0.000%	1,000,000	540,530
06/15/2036	0.000%	1,000,000	485,090
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/2020	3.000%	1,000,000	1,021,890
06/15/2021	3.000%	1,610,000	1,654,001
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,112,170
Lane County School District No. 1 Pleasant Hill(b)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,241,613
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,276,620

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane County School District No. 19 Springfield(b)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,175,403
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	1,954,940
06/15/2028	0.000%	1,480,000	1,075,486
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,178,590
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,174,360
06/15/2033	5.000%	240,000	280,704
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(b)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,224,520
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,519,930
Multnomah County School District No. 7 Reynolds(b)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,547,960
Pacific Communities Health District
Unlimited General Obligation Bonds
Series 2016
06/01/2031	5.000%	775,000	883,686
06/01/2032	5.000%	845,000	959,607
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	809,265
02/01/2028	4.000%	1,000,000	1,074,550
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,169,040
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,473,443
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,252,413
06/15/2031	5.000%	2,890,000	3,255,585
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/2029	4.500%	2,360,000	2,468,749
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,057,730
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.000%	6,575,000	7,160,175
Washington & Multnomah Counties School District No. 48J Beaverton
Limited General Obligation Refunding Notes
Series 2016
06/01/2030	4.000%	860,000	923,201
Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,496,400
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/2023	4.000%	4,090,000	4,380,022
Washington Clackamas & Yamhill Counties School District No. 88J(b)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,629,110
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,279,895
Washington County School District No. 1 West Union
Unlimited General Obligation Bonds
Hillsboro School District No. 1J
Series 2017
06/15/2035	5.000%	2,500,000	2,881,175
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,979,663
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,102,760
Total			143,457,982

4	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.2%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2018	4.000%	740,000	746,978
10/01/2019	4.000%	780,000	801,520
10/01/2020	4.000%	810,000	841,752
10/01/2022	4.000%	875,000	916,808
Oregon State Facilities Authority(a)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	499,985
10/01/2036	5.000%	1,000,000	1,041,060
Total			4,848,103
Municipal Power 1.8%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	394,107
12/01/2034	5.000%	400,000	448,688
12/01/2035	5.000%	410,000	458,733
12/01/2036	5.000%	440,000	491,357
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	627,716
08/01/2030	5.000%	420,000	495,554
08/01/2031	5.000%	450,000	528,943
08/01/2032	5.000%	250,000	292,527
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,653,622
12/01/2036	5.000%	1,545,000	1,726,383
Total			7,117,630
Pool / Bond Bank 0.6%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	990,250
01/01/2029	5.000%	1,120,000	1,300,589
Total			2,290,839
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 1.0%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	673,763
12/01/2028	5.000%	645,000	705,037
12/01/2029	5.000%	340,000	371,144
12/01/2030	5.000%	335,000	365,193
12/01/2031	5.000%	375,000	408,244
12/01/2036	5.000%	1,160,000	1,259,992
Total			3,783,373
Refunded / Escrowed 9.8%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/2028	5.000%	2,200,000	2,403,544
08/01/2029	5.000%	3,410,000	3,725,493
City of Salem
Prerefunded 06/01/19 Limited General Obligation Bonds
Series 2009
06/01/2026	5.000%	3,315,000	3,425,787
Clackamas County School District No. 46 Oregon Trail
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Series 2009A
06/15/2025	5.000%	4,350,000	4,502,989
06/15/2026	5.000%	3,000,000	3,105,510
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/2024	5.000%	1,165,000	1,205,973
06/15/2025	5.000%	1,275,000	1,319,842
County of Lane
Prerefunded 11/01/19 Limited General Obligation Bonds
Series 2009A
11/01/2025	5.000%	1,140,000	1,192,611
Deschutes County Hospital Facilities Authority
Prerefunded 01/01/19 Revenue Bonds
Cascade Health Services, Inc.
Series 2008
01/01/2023	7.375%	2,000,000	2,071,280
Oregon State Lottery
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/2027	5.000%	4,000,000	4,115,800
Puerto Rico Public Finance Corp.(c)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,035,700

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 10/01/21 Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/2025	5.000%	4,775,000	5,200,787
Total			38,305,316
Retirement Communities 3.0%
Clackamas County Hospital Facility Authority(d)
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2025	3.200%	765,000	763,080
05/15/2038	5.000%	220,000	235,162
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,203,720
Terwilliger Plaza, Inc.
Series 2012
12/01/2020	5.000%	960,000	1,001,126
12/01/2022	5.000%	500,000	551,265
Series 2016
12/01/2030	5.000%	325,000	364,952
12/01/2036	5.000%	900,000	990,882
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	689,350
10/01/2023	5.000%	645,000	720,272
10/01/2024	5.000%	455,000	504,709
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015A
07/01/2035	5.125%	1,240,000	1,285,397
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	500,000	513,730
Total			11,823,645
Single Family 1.5%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	2,980,000	2,854,512
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family Mortgage Program
Series 2010A
07/01/2027	5.250%	125,000	126,506
Series 2011A
07/01/2025	5.250%	2,350,000	2,459,886
Series 2011B
07/01/2028	5.250%	435,000	438,872
Total			5,879,776
Special Non Property Tax 4.4%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	506,966
06/15/2031	5.000%	725,000	841,167
06/15/2032	5.000%	780,000	900,939
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,986,005
Series 2015D
04/01/2027	5.000%	2,500,000	2,884,225
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,764,360
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,191,090
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,073,960
09/01/2032	4.000%	1,250,000	1,337,687
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,861,796
Total			17,348,195
Special Property Tax 4.0%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,700,000	2,706,534

6	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland
Refunding Tax Allocation Bonds
Senior Lien-Oregon Convention Center
Series 2011
06/15/2020	5.000%	4,305,000	4,574,364
Series 2015
06/15/2024	5.000%	1,480,000	1,604,705
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,696,794
06/15/2027	5.000%	1,370,000	1,471,270
Lents Town Center
Series 2010B
06/15/2025	5.000%	1,550,000	1,642,008
06/15/2026	5.000%	1,440,000	1,524,859
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	695,000	695,563
Total			15,916,097
State General Obligation 2.5%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,475,250
Series 2015F
05/01/2030	5.000%	5,565,000	6,399,082
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	867,143
Series 2016A
08/01/2031	3.500%	500,000	515,175
08/01/2032	3.500%	500,000	512,970
Total			9,769,620
Transportation 2.8%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,433,366
10/01/2027	5.000%	1,485,000	1,736,262
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,807,692
Total			10,977,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 5.6%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,326,354
08/01/2023	4.000%	1,290,000	1,393,135
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2031	4.000%	165,000	175,976
08/01/2032	4.000%	500,000	531,010
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,966,549
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,628,622
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	218,404
04/01/2026	4.000%	250,000	275,073
04/01/2027	4.000%	270,000	298,312
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/2022	5.000%	4,620,000	5,051,647
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	224,944
11/01/2033	5.000%	265,000	297,163
11/01/2034	5.000%	250,000	279,507
11/01/2035	5.000%	225,000	250,956
11/01/2036	5.000%	200,000	222,674
Total			22,140,326
Total Municipal Bonds (Cost $376,958,026)			383,375,944

Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2018 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.450%(e)	1,749,329	1,749,329
Total Money Market Funds (Cost $1,749,328)		1,749,329
Total Investments in Securities (Cost: $378,707,354)		385,125,273
Other Assets & Liabilities, Net		7,093,697
Net Assets		392,218,970
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $2,292,625, which represents 0.58% of net assets.
(b)	Zero coupon bond.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2018, the value of these securities amounted to $6,035,700, which represents 1.54% of net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
8	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	383,375,944	—	383,375,944
Money Market Funds	1,749,329	—	—	1,749,329
Total Investments in Securities	1,749,329	383,375,944	—	385,125,273
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Quarterly Report 2018	9

Portfolio of Investments
Columbia Large Cap Growth Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 16.5%
Hotels, Restaurants & Leisure 2.5%
Norwegian Cruise Line Holdings Ltd.(a)	510,768	27,310,765
Yum China Holdings, Inc.	546,770	23,379,885
Yum! Brands, Inc.	453,770	39,523,367
Total		90,214,017
Household Durables 0.6%
Mohawk Industries, Inc.(a)	105,900	22,226,292
Internet & Direct Marketing Retail 7.3%
Amazon.com, Inc.(a)	126,505	198,123,276
Booking Holdings, Inc.(a)	28,894	62,931,132
Total		261,054,408
Media 1.5%
Comcast Corp., Class A	1,006,176	31,583,865
DISH Network Corp., Class A(a)	619,448	20,782,480
Total		52,366,345
Specialty Retail 2.6%
Burlington Stores, Inc.(a)	228,900	31,096,065
O’Reilly Automotive, Inc.(a)	102,400	26,221,568
Ulta Beauty, Inc.(a)	141,200	35,428,492
Total		92,746,125
Textiles, Apparel & Luxury Goods 2.0%
Canada Goose Holdings, Inc.(a)	509,800	18,903,384
PVH Corp.	330,000	52,691,100
Total		71,594,484
Total Consumer Discretionary		590,201,671
Consumer Staples 5.4%
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	317,100	62,519,436
SYSCO Corp.	566,828	35,449,423
Walmart, Inc.	281,000	24,857,260
Total		122,826,119
Food Products 1.1%
Tyson Foods, Inc., Class A	548,800	38,470,880
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.9%
Philip Morris International, Inc.	385,395	31,602,390
Total Consumer Staples		192,899,389
Energy 1.4%
Energy Equipment & Services 0.5%
TechnipFMC PLC	551,600	18,180,736
Oil, Gas & Consumable Fuels 0.9%
Cimarex Energy Co.	183,500	18,458,265
Diamondback Energy, Inc.(a)	116,100	14,913,045
Total		33,371,310
Total Energy		51,552,046
Financials 4.2%
Banks 0.9%
Citigroup, Inc.	459,500	31,370,065
Capital Markets 3.3%
Bank of New York Mellon Corp. (The)	894,470	48,757,560
BlackRock, Inc.	71,039	37,046,838
Charles Schwab Corp. (The)	587,100	32,689,728
Total		118,494,126
Total Financials		149,864,191
Health Care 13.5%
Biotechnology 5.1%
ACADIA Pharmaceuticals, Inc.(a)	177,800	2,811,018
Alexion Pharmaceuticals, Inc.(a)	335,134	39,421,813
Biogen, Inc.(a)	162,970	44,588,592
Clovis Oncology, Inc.(a)	139,400	6,047,172
Gilead Sciences, Inc.	479,400	34,627,062
Puma Biotechnology, Inc.(a)	94,100	5,998,875
Sage Therapeutics, Inc.(a)	44,000	6,332,480
Vertex Pharmaceuticals, Inc.(a)	270,465	41,424,419
Total		181,251,431
Columbia Large Cap Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.8%
Align Technology, Inc.(a)	99,000	24,735,150
Edwards Lifesciences Corp.(a)	321,367	40,929,301
IDEXX Laboratories, Inc.(a)	46,900	9,121,581
Medtronic PLC	307,500	24,639,975
Total		99,426,007
Health Care Providers & Services 1.1%
Humana, Inc.	137,900	40,567,422
Life Sciences Tools & Services 2.3%
Illumina, Inc.(a)	159,200	38,356,056
Thermo Fisher Scientific, Inc.	205,648	43,258,057
Total		81,614,113
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	659,400	34,374,522
Johnson & Johnson	354,300	44,815,407
Total		79,189,929
Total Health Care		482,048,902
Industrials 10.0%
Aerospace & Defense 3.0%
L3 Technologies, Inc.	221,200	43,328,656
Northrop Grumman Corp.	193,700	62,379,148
Total		105,707,804
Air Freight & Logistics 1.9%
FedEx Corp.	281,350	69,549,720
Electrical Equipment 1.7%
AMETEK, Inc.	368,000	25,686,400
Sensata Technologies Holding(a)	683,900	34,687,408
Total		60,373,808
Industrial Conglomerates 1.3%
Honeywell International, Inc.	320,400	46,355,472
Machinery 2.1%
Ingersoll-Rand PLC	452,700	37,977,003
Xylem, Inc.	506,600	36,931,140
Total		74,908,143
Total Industrials		356,894,947
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 43.3%
Electronic Equipment, Instruments & Components 0.6%
Zebra Technologies Corp., Class A(a)	170,311	22,963,032
Internet Software & Services 10.3%
Alibaba Group Holding Ltd., ADR(a)	304,442	54,355,075
Alphabet, Inc., Class A(a)	101,619	103,507,081
Alphabet, Inc., Class C(a)	104,973	106,792,182
Facebook, Inc., Class A(a)	598,373	102,920,156
Total		367,574,494
IT Services 7.2%
FleetCor Technologies, Inc.(a)	234,800	48,669,344
Pagseguro Digital Ltd., Class A(a)	996,500	33,113,695
PayPal Holdings, Inc.(a)	685,600	51,152,616
Square, Inc., Class A(a)	366,700	17,359,578
Visa, Inc., Class A	834,026	105,821,219
Total		256,116,452
Semiconductors & Semiconductor Equipment 6.6%
Broadcom, Inc.	237,031	54,379,652
Lam Research Corp.	229,200	42,415,752
MACOM Technology Solutions Holdings, Inc.(a)	912,000	15,157,440
Micron Technology, Inc.(a)	988,500	45,451,230
NVIDIA Corp.	351,760	79,110,824
Total		236,514,898
Software 13.4%
Adobe Systems, Inc.(a)	422,700	93,670,320
Electronic Arts, Inc.(a)	485,305	57,256,284
Microsoft Corp.	2,335,938	218,456,922
Salesforce.com, Inc.(a)	510,705	61,790,198
ServiceNow, Inc.(a)	285,267	47,394,259
Total		478,567,983
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	1,123,462	185,663,330
Total Information Technology		1,547,400,189
Materials 1.4%
Chemicals 1.4%
Eastman Chemical Co.	486,559	49,667,943
Total Materials		49,667,943

2	Columbia Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	346,100	47,194,196
Equinix, Inc.	132,000	55,544,280
Total		102,738,476
Total Real Estate		102,738,476
Total Common Stocks (Cost $2,231,274,704)		3,523,267,754

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(b),(c)	53,173,904	53,168,586
Total Money Market Funds (Cost $53,169,450)		53,168,586
Total Investments in Securities (Cost: $2,284,444,154)		3,576,436,340
Other Assets & Liabilities, Net		(2,665,977)
Net Assets		3,573,770,363

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	110,369,809	467,631,996	(524,827,901)	53,173,904	(2,576)	(830)	528,166	53,168,586
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Large Cap Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	590,201,671	—	—	—	590,201,671
Consumer Staples	192,899,389	—	—	—	192,899,389
Energy	51,552,046	—	—	—	51,552,046
Financials	149,864,191	—	—	—	149,864,191
Health Care	482,048,902	—	—	—	482,048,902
Industrials	356,894,947	—	—	—	356,894,947
Information Technology	1,547,400,189	—	—	—	1,547,400,189
Materials	49,667,943	—	—	—	49,667,943
Real Estate	102,738,476	—	—	—	102,738,476
Total Common Stocks	3,523,267,754	—	—	—	3,523,267,754
Money Market Funds	—	—	—	53,168,586	53,168,586
Total Investments in Securities	3,523,267,754	—	—	53,168,586	3,576,436,340
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2013H-2 (JPMorgan Chase Bank)
01/01/2036	1.550%	3,000,000	3,000,000
Unlimited General Obligation Notes
Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	1.550%	3,250,000	3,250,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
Subordinated Series 2015 (Royal Bank of Canada)
08/01/2041	1.550%	6,500,000	6,500,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.550%	5,900,000	5,900,000
Total			18,650,000
Total Floating Rate Notes (Cost $18,650,000)			18,650,000

Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.7%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	22,385,000	26,455,041
Alaska 0.7%
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/2032	7.500%	18,330,000	19,701,267
10/01/2041	7.750%	4,350,000	4,690,518
Total			24,391,785
Arizona 2.0%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,689,850
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Banner Health
Series 2014A
01/01/2044	5.000%	15,000,000	16,404,150
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University
Series 2010
05/15/2035	5.000%	13,750,000	14,458,950
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	2,680,000	2,797,062
Industrial Development Authority of the County of Pima (The)(d)
Revenue Bonds
GNMA Mortgage-Backed Securities
Series 1989 Escrowed to Maturity AMT
09/01/2021	8.200%	6,255,000	6,964,317
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	2,000,000	2,016,100
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/2035	5.000%	9,775,000	10,269,322
Salt Verde Financial Corp.
Revenue Bonds
Senior Series 2007
12/01/2032	5.000%	7,170,000	8,318,491
Tempe Industrial Development Authority(c)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2052	6.125%	1,400,000	1,442,798
Total			70,361,040
Arkansas 0.3%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2039	5.000%	8,725,000	9,525,606
12/01/2042	5.000%	2,000,000	2,177,360
Total			11,702,966
Columbia Tax-Exempt Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 9.6%
ABAG Finance Authority for Nonprofit Corps.
Prerefunded 08/01/19 Revenue Bonds
Sharp Healthcare
Series 2009
08/01/2039	6.250%	4,000,000	4,223,040
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2026	6.125%	3,420,000	3,841,378
07/01/2041	6.125%	7,015,000	7,705,066
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/2038	6.500%	110,000	112,143
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	10,173,700
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	15,000,000	15,261,300
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,651,575
02/01/2037	5.000%	1,000,000	1,098,690
California Municipal Finance Authority(c),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,830,000	274,500
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	10,161,200
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,352,680
07/01/2046	6.375%	415,000	463,787
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	5,073,528
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,741,930
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,757,184
11/01/2034	5.000%	3,700,000	3,888,256
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,787,479
11/01/2043	6.375%	1,035,000	1,187,093
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,076,188
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,711,330
Castaic Lake Water Agency(f)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	7,929,172
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2022	4.000%	1,500,000	1,593,660
09/01/2025	5.000%	790,000	863,083
09/01/2026	5.000%	1,230,000	1,338,548
09/01/2027	5.000%	1,280,000	1,390,234
City of Los Angeles Department of Airports(d)
Revenue Bonds
Subordinated Series 2017A AMT
05/15/2042	5.000%	4,375,000	4,901,137
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	4,265,000	4,821,156
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/2039	5.750%	4,000,000	4,026,480
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,490,922

2	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A
01/15/2046	5.750%	19,005,000	21,586,069
Los Angeles County Schools Regionalized Business Services Corp.(f)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	1,942,860
Norwalk-La Mirada Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	8,500,461
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	4,989,195
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/2021	8.750%	6,165,000	7,526,848
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Revenue Bonds
Series 2014A AMT
05/01/2044	5.000%	24,000,000	26,176,320
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2009D
08/01/2031	6.500%	500,000	528,455
08/01/2039	6.625%	1,500,000	1,587,660
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/2031	5.750%	32,500,000	33,657,975
04/01/2035	6.000%	15,000,000	15,564,000
04/01/2038	6.000%	22,500,000	23,339,700
11/01/2039	5.500%	15,520,000	16,333,869
Series 2010
03/01/2030	5.250%	3,000,000	3,188,850
03/01/2033	6.000%	5,000,000	5,382,000
03/01/2040	5.500%	17,200,000	18,346,896
Series 2012
04/01/2035	5.250%	19,275,000	21,398,912
Series 2016
09/01/2035	4.000%	3,895,000	4,106,576
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/2030	4.500%	300,000	300,537
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,017
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,370,804
09/01/2028	5.000%	1,315,000	1,407,208
09/01/2029	5.000%	1,405,000	1,498,250
09/01/2030	5.000%	1,480,000	1,574,542
09/01/2031	5.000%	1,555,000	1,650,477
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	2,050,000	2,282,470
Total			341,143,390
Colorado 1.8%
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,551,078
07/01/2044	5.375%	2,100,000	2,144,520
07/01/2049	5.500%	925,000	948,218
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartments LLC
Series 2008
06/01/2033	5.500%	2,000,000	2,016,880
06/01/2038	5.500%	6,000,000	6,050,340
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,858,215
Series 2015
12/01/2035	5.000%	3,800,000	4,105,140
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	4,777,041
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,435,820
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2051	5.000%	2,500,000	2,696,400
12/31/2056	5.000%	2,300,000	2,476,456

Columbia Tax-Exempt Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	5,867,995
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	5,000,000	5,352,650
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/2029	6.000%	5,000,000	5,281,500
Revenue Bonds
Series 2012A
11/15/2042	5.000%	7,325,000	7,980,807
Total			64,543,060
Connecticut 0.6%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2030	5.600%	1,000,000	980,650
City of New Haven
Unlimited General Obligation Bonds
Series 2002C Escrowed to Maturity (NPFGC)
11/01/2020	5.000%	10,000	10,027
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,500,000	1,571,655
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/21 Revenue Bonds
Middlesex Hospital
Series 2011N
07/01/2024	5.000%	425,000	462,115
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/2041	5.000%	1,625,000	1,728,902
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2025	5.250%	2,035,000	2,362,248
07/01/2026	5.250%	1,045,000	1,228,147
Western Connecticut Health
Series 2011M
07/01/2041	5.375%	1,500,000	1,600,155
Western Connecticut Health Network
Series 2011
07/01/2029	5.000%	1,000,000	1,063,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,291,188
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	8,750,000	9,678,900
Total			21,976,997
Delaware 0.3%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/2031	5.400%	5,000,000	5,322,650
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,068,300
09/01/2042	5.000%	1,350,000	1,401,313
Total			8,792,263
District of Columbia 0.4%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	293,855
07/01/2048	6.000%	1,150,000	1,351,733
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	9,939,006
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,487,698
Revenue Bonds
Ingleside RockCreek Project
Series 2017
07/01/2037	5.000%	500,000	518,955
07/01/2042	5.000%	1,000,000	1,033,350
Total			14,624,597
Florida 6.5%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,665,000	1,738,343

4	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	22,500,000	23,034,825
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	23,926,320
County of Broward Airport System(d)
Revenue Bonds
Series 2015A AMT
10/01/2045	5.000%	14,000,000	15,322,160
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014A AMT
10/01/2033	5.000%	15,000,000	16,636,650
10/01/2036	5.000%	21,400,000	23,564,824
Series 2017B AMT
10/01/2040	5.000%	11,250,000	12,516,862
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	420,000	399,206
06/15/2044	6.000%	3,100,000	2,865,981
Renaissance Charter School
Series 2015
06/15/2046	6.125%	3,920,000	4,050,771
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,188,240
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2022	5.500%	1,240,000	1,308,014
06/15/2032	6.000%	4,000,000	4,183,320
06/15/2043	6.125%	5,000,000	5,193,550
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	15,000,000	17,162,250
Greater Orlando Aviation Authority(d)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	7,665,000	8,515,202
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	11,115,000	12,038,545
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,490,850
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	7,000,000	8,126,230
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,151,553
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/2022	6.875%	2,000,000	2,209,800
Orange County Industrial Development Authority(c),(d),(e)
Revenue Bonds
VITAG Florida LLC Project
Series 2014 AMT
07/01/2036	0.000%	12,000,000	6,958,440
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,629,345
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	787,805
Putnam County Development Authority(g)
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,407,148
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,168,764
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,821,575

Columbia Tax-Exempt Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	5,000,000	5,079,250
Total			229,475,823
Georgia 0.8%
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,662,875
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,296,130
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,844,190
Gainesville & Hall County Hospital Authority
Unrefunded Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	6,925,000	7,289,117
Georgia State Road & Tollway Authority(c),(f)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	440,206
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,324,837
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992P Escrowed to Maturity (AMBAC)
07/01/2020	6.250%	1,440,000	1,507,867
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,198,640
Rockdale County Development Authority(d)
Revenue Bonds
Visy Paper Project
Series 2007A AMT
01/01/2034	6.125%	3,000,000	3,005,550
Total			29,569,412
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii 0.6%
Hawaii Pacific Health
Prerefunded 07/01/20 Revenue Bonds
Series 2010A
07/01/2040	5.500%	6,500,000	6,974,955
Series 2010B
07/01/2030	5.625%	1,220,000	1,312,354
07/01/2040	5.750%	1,630,000	1,757,678
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2029	8.750%	885,000	971,624
11/15/2044	9.000%	3,000,000	3,313,170
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2027	5.000%	1,400,000	1,548,568
11/15/2032	5.125%	1,300,000	1,429,064
11/15/2037	5.250%	1,945,000	2,138,819
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,795,000	1,881,429
Total			21,327,661
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	10,222,156
10/01/2044	8.000%	5,635,000	6,364,620
10/01/2049	8.125%	4,365,000	4,946,724
Total			21,533,500
Illinois 16.0%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	12,656,841
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	4,000,000	3,922,280
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A AMT
01/01/2041	5.000%	10,000,000	10,753,500

6	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A AMT
01/01/2032	4.000%	3,000,000	3,081,660
01/01/2033	4.000%	3,500,000	3,583,475
Chicago O’Hare International Airport(d)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2047	5.000%	7,000,000	7,587,930
01/01/2052	5.000%	17,620,000	18,938,505
Series 2015C AMT
01/01/2046	5.000%	12,525,000	13,432,311
TriPs Obligated Group
Series 2018 AMT
07/01/2048	5.000%	2,400,000	2,607,048
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	8,033,836
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,090,190
01/01/2034	5.000%	1,000,000	1,086,010
01/01/2036	5.000%	1,000,000	1,079,780
City of Chicago
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	27,625,000	27,849,039
Series 2012A
01/01/2033	5.000%	7,000,000	7,097,720
01/01/2034	5.000%	10,510,000	10,639,063
Series 2009C
01/01/2040	5.000%	26,730,000	26,860,175
Series 2015A
01/01/2033	5.500%	8,350,000	8,845,322
01/01/2039	5.500%	1,500,000	1,567,875
Series 2017A
01/01/2038	6.000%	13,080,000	14,454,185
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	4,200,000	4,364,178
01/01/2033	5.250%	10,250,000	10,583,432
01/01/2035	5.000%	4,000,000	4,064,760
01/01/2036	5.000%	17,860,000	18,122,542
Series 2005D
01/01/2040	5.500%	2,000,000	2,088,160
Series 2007E
01/01/2042	5.500%	1,000,000	1,042,340
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,337,512
01/01/2039	5.000%	2,970,000	3,156,367
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,233,960
01/01/2044	5.000%	4,000,000	4,209,000
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,054,895
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,079,260
11/01/2039	5.000%	2,000,000	2,138,220
11/01/2044	5.000%	2,850,000	3,040,209
Series 2016
11/01/2028	5.000%	865,000	967,070
11/01/2029	5.000%	1,750,000	1,949,675
11/01/2030	5.000%	1,000,000	1,107,110
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 BAM
12/01/2047	5.000%	9,400,000	10,126,150
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2020	8.250%	1,015,000	1,114,034
01/01/2023	8.250%	1,420,000	1,763,810
DeKalb County Community Unit School District No. 424 Genoa-Kingston(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2001 (AMBAC)
01/01/2021	0.000%	2,675,000	2,471,004
Illinois Development Finance Authority(f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	68,000,000	64,904,640
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	12,505,000	13,377,849

Columbia Tax-Exempt Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	5,550,000	6,289,371
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/2039	6.625%	8,000,000	8,367,600
Prerefunded 08/15/19 Revenue Bonds
Northwestern Memorial Hospital
Series 2009B
08/15/2030	5.750%	10,000,000	10,495,700
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	39,300,000	41,729,526
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	4,940,000	5,262,977
Refunding Revenue Bonds
Northwest Community Hospital
Series 2016A
07/01/2037	4.000%	5,000,000	4,927,300
07/01/2038	4.000%	5,000,000	4,898,000
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	22,093,827
Series 2015B
11/15/2039	5.000%	6,590,000	7,210,317
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	9,897,354
Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,597,077
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	3,260,000	3,447,646
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,504,550
01/01/2039	5.000%	5,000,000	5,479,450
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	7,725,000	8,084,985
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	15,739,187
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	15,000,000	16,721,700
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/2020	7.750%	1,930,000	2,050,297
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,020,432
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,616,720
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,373,410
Series 2013
07/01/2038	5.500%	4,125,000	4,245,904
Series 2013A
04/01/2036	5.000%	8,000,000	8,062,000
Series 2014
02/01/2039	5.000%	15,000,000	15,058,350
Total			569,636,602
Indiana 0.2%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,266,297
11/15/2041	5.750%	5,655,000	6,111,811
Unrefunded Revenue Bonds
Series 2009
05/01/2031	5.750%	1,175,000	1,219,956
Indianapolis Airport Authority(d),(e)
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
11/15/2031	0.000%	1,022,832	10
Total			8,598,074

8	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 0.2%
Iowa Student Loan Liquidity Corp.(d)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/2026	5.600%	3,560,000	3,721,802
12/01/2027	5.700%	2,445,000	2,544,243
Total			6,266,045
Kansas 1.2%
City of Overland Park
Revenue Bonds
Prairiefire Lionsgate Project
Series 2012
12/15/2029	5.250%	11,000,000	9,139,240
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	31,789,800
Total			40,929,040
Kentucky 0.9%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	14,550,000	15,836,947
Series 2010B
03/01/2040	6.375%	5,800,000	6,304,542
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,852,025
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	7,185,948
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2033	5.000%	2,045,000	2,258,989
Total			33,438,451
Louisiana 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	6,250,000	6,880,312
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	27,600
05/15/2041	4.000%	25,000	27,600
05/15/2047	5.000%	15,000	17,643
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	2,475,000	2,514,130
05/15/2041	4.000%	2,475,000	2,478,341
05/15/2047	5.000%	1,185,000	1,292,954
Series 2017
05/15/2036	5.000%	1,750,000	1,934,695
05/15/2046	5.000%	15,000,000	16,329,600
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,515,388
07/01/2052	5.000%	1,600,000	1,725,488
Louisiana Public Facilities Authority(d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	19,230,000	21,290,879
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2030	6.250%	5,250,000	5,390,963
01/01/2040	6.500%	20,400,000	20,948,148
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	3,725,000	4,066,545
Series 2015B AMT
01/01/2045	5.000%	21,150,000	22,785,529
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010
12/01/2040	4.000%	7,900,000	8,360,017
Total			117,585,832
Maryland 1.2%
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07/01/2036	5.500%	6,404,000	6,407,202

Columbia Tax-Exempt Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.(d)
Revenue Bonds
Purple Line Light Rail Project
Series 2016 AMT
03/31/2046	5.000%	2,700,000	2,939,409
03/31/2051	5.000%	2,200,000	2,386,824
Maryland Economic Development Corp.
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2030	5.000%	400,000	422,308
Towson University Project
Senior Series 2012
07/01/2029	5.000%	650,000	700,505
Maryland Health & Higher Educational Facilities Authority
Prerefunded 07/01/19 Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/2039	6.750%	5,000,000	5,273,500
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,106,885
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,179,340
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	7,475,940
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	7,245,953
Total			41,137,866
Massachusetts 2.6%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,436,495
01/01/2030	5.500%	2,500,000	3,094,475
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,832,880
Senior Series 2008B
07/01/2027	5.250%	710,000	865,100
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	575,000	625,295
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,247,780
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	1,000,000	1,103,540
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2029	5.000%	80,000	88,729
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,145,000	1,144,966
South Shore Hospital
Series 2016I
07/01/2036	4.000%	1,250,000	1,241,962
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	6.650%	5,000,000	5,009,100
Boston College
Series 2009Q-2
07/01/2029	5.000%	10,000	10,353
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	4,500,000	4,851,990
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,625,200
Unrefunded Revenue Bonds
Suffolk University
Series 2009
07/01/2030	6.250%	360,000	375,757
Massachusetts Development Finance Agency(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	767,588	154,116
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	4,500,000	4,521,375
Series 2016J AMT
07/01/2033	3.500%	5,315,000	5,198,336

10	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2025	5.000%	9,000,000	9,936,450
01/01/2027	5.000%	3,000,000	3,295,200
Issue I
Series 2010B AMT
01/01/2031	5.700%	4,445,000	4,598,575
Series 2008H (AGM) AMT
01/01/2030	6.350%	3,240,000	3,270,586
Series 2011J AMT
07/01/2033	5.625%	1,080,000	1,137,845
Series 2012J AMT
07/01/2025	4.625%	3,535,000	3,657,276
07/01/2028	4.900%	465,000	479,252
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/2028	6.000%	385,000	400,623
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/2035	5.375%	1,000,000	1,041,460
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	1,250,000	1,253,025
07/15/2037	5.000%	500,000	501,075
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,243,240
Massachusetts Housing Finance Agency(d)
Revenue Bonds
Housing
Series 2011A AMT
12/01/2036	5.250%	905,000	930,430
Series 2010C AMT
12/01/2030	5.000%	400,000	406,556
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	9,623,300
Massachusetts Port Authority(d)
Revenue Bonds
Bosfuel Project
Series 2007 (NPFGC) AMT
07/01/2032	5.000%	2,000,000	2,003,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority(f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,630,190
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/2019	6.500%	1,410,000	1,437,974
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2036	5.250%	3,000,000	3,250,320
Total			90,524,806
Michigan 4.6%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,750,329
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2036	5.000%	4,105,000	4,325,480
07/01/2041	5.250%	8,765,000	9,410,542
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/2034	5.000%	5,000	5,011
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/2022	5.000%	750,000	750,360
11/01/2032	4.750%	1,170,000	1,133,051
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,283,856
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	16,782,420
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	24,420,000	24,255,165

Columbia Tax-Exempt Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,172,538
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,036,660
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	18,289,685
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	7,717,019
07/01/2035	5.000%	4,830,000	5,259,774
Senior Lien - Great Lakes Water Authority
Series 2014C-1
07/01/2044	5.000%	2,000,000	2,162,720
Michigan Finance Authority(d)
Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-2 AMT
07/01/2044	5.000%	1,500,000	1,598,985
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/2021	7.000%	2,505,000	2,831,677
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,138,993
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,210,857
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	2,016,542
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Series 2015F AMT
12/01/2033	5.000%	11,495,000	12,666,226
Revenue Bonds
Series 2017B AMT
12/01/2047	5.000%	1,000,000	1,093,900
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	21,445,000	23,525,165
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	710,000	778,316
Total			163,195,271
Minnesota 2.8%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	11,775,000	11,865,314
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	4,000,000	3,984,000
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,052,316
11/15/2040	5.000%	935,000	1,093,240
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,344,130
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	4,000,000	4,306,600
03/01/2040	6.500%	2,800,000	3,019,492
Southern Minnesota Municipal Power Agency(f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	25,080,000
01/01/2023	0.000%	26,500,000	23,394,995
01/01/2025	0.000%	17,500,000	14,387,975
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,135,000	6,328,531
Total			97,856,593
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,813,108

12	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	4,660,000	5,108,944
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/2024	4.700%	4,300,000	4,396,019
Total			12,318,071
Missouri 2.0%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	545,805
03/01/2036	5.000%	1,250,000	1,334,488
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	595,000	595,000
11/01/2039	6.875%	1,500,000	1,511,040
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Senior Series 2010
02/01/2042	5.500%	2,000,000	2,075,720
Series 2011
02/01/2031	5.750%	1,730,000	1,861,584
02/01/2041	6.000%	2,600,000	2,790,554
Series 2014
02/01/2035	5.000%	7,350,000	7,812,829
02/01/2044	5.000%	12,725,000	13,425,257
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Project
Series 2010A
05/15/2039	8.250%	12,000,000	13,447,920
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,345,150
05/15/2042	5.250%	2,290,000	2,425,041
Missouri Development Finance Board(d)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 AMT
03/15/2029	5.200%	6,385,000	7,491,648
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,292,200
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	3,081,897
Total			71,036,133
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,117,670
Nebraska 1.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/2040	5.625%	875,000	909,073
Madonna Rehabilitation Hospital
Series 2014
05/15/2028	5.000%	2,025,000	2,209,680
05/15/2029	5.000%	2,125,000	2,311,511
05/15/2030	5.000%	2,000,000	2,166,460
05/15/2036	5.000%	1,000,000	1,064,720
05/15/2044	5.000%	6,400,000	6,754,176
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	13,572,500
Nebraska Elementary & Secondary School Finance Authority
Prerefunded 09/01/18 Revenue Bonds
Boys Town Project
Series 2008
09/01/2028	4.750%	6,800,000	6,867,864
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	4,345,000	4,205,395
Total			40,061,379
Nevada 0.8%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,670,075

Columbia Tax-Exempt Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,212,792
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,502,816
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales
Series 2008A
06/15/2028	6.750%	2,000,000	2,005,940
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	18,750,000	19,650,000
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,049,723
Series 2018A
12/15/2038	5.000%	835,000	850,848
Total			29,942,194
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,394,062
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	6.125%	1,750,000	1,857,502
07/01/2042	6.250%	1,000,000	1,065,930
Total			6,317,494
New Jersey 3.4%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,006,323
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2037	0.000%	4,000,000	42,000
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2031	5.750%	4,350,000	4,682,557
06/01/2042	5.875%	14,500,000	15,645,355
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	16,775,920
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,899,000
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,709,155
Revenue Bonds
Lions Gate Project
Series 2014
01/01/2034	5.000%	1,000,000	1,016,690
01/01/2044	5.250%	1,250,000	1,279,387
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	7,200,000	7,565,544
Series 2015WW
06/15/2040	5.250%	2,750,000	2,932,930
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,326,025
New Jersey Economic Development Authority(d)
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/2023	5.125%	5,000,000	5,397,350
09/15/2029	5.250%	2,500,000	2,712,400
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Virtua Health
Series 2009
07/01/2033	5.750%	750,000	782,798
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,679,055

14	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,453,320
Series 2017G
01/01/2043	4.000%	15,000,000	15,399,150
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,950,925
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	1,665,000	1,797,651
06/01/2046	5.250%	2,000,000	2,221,260
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	4,034,251
Union County Utilities Authority(d)
Refunding Revenue Bonds
Covanta Union
Series 2011 AMT
12/01/2031	5.250%	15,000,000	16,393,350
Total			121,702,411
New York 2.9%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2025	4.500%	500,000	544,030
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,873,200
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/2046	5.000%	2,000,000	2,011,280
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-4
01/15/2025	5.125%	2,000,000	2,046,880
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,974,092
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	13,350,000	14,205,735
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,514,470
New York Transportation Development Corp.(d),(g)
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2036	5.000%	2,000,000	2,204,340
New York Transportation Development Corp.(d)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/2041	4.000%	10,000,000	9,777,700
Laguardia Airport Terminal B Redevelopment Project
Series 2016 AMT
01/01/2050	5.250%	7,500,000	8,109,300
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	7,000,000	6,803,580
Port Authority of New York & New Jersey(d)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	2,300,000	2,405,800
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/2022	5.750%	6,500,000	6,824,350
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2036	6.000%	7,000,000	7,665,490
Suffolk County Industrial Development Agency(d)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	4,735,000	4,736,563
Triborough Bridge & Tunnel Authority
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/2021	6.125%	10,285,000	10,894,283

Columbia Tax-Exempt Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,442,974
09/15/2047	5.250%	3,025,000	2,953,973
09/15/2053	5.250%	6,240,000	6,025,843
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,217,160
Total			103,231,043
North Carolina 0.5%
Durham Housing Authority(d)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	3,007,512	3,089,618
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015 AMT
06/30/2054	5.000%	10,000,000	10,681,000
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,204,674
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	268,469
07/01/2034	0.000%	1,135,000	548,738
Total			16,792,499
North Dakota 0.3%
County of McLean
Revenue Bonds
Great River Energy
Series 2010B
07/01/2040	5.150%	7,900,000	8,264,822
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	2,370,000	2,301,791
Total			10,566,613
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 2.5%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	14,198,280
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	19,000,000	18,999,810
City of Lakewood Water System
Revenue Bonds
Mortgage
Series 1995 (AMBAC)
07/01/2020	5.850%	670,000	697,457
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,585,918
08/01/2041	5.250%	6,900,000	7,479,048
Cleveland Department of Public Utilities Division of Public Power
Revenue Bonds
Series 2008B-1 (NPFGC)
11/15/2028	5.000%	500,000	501,235
Cleveland Department of Public Utilities Division of Water
Refunding Revenue Bonds
1st Mortgage
Series 1993G (NPFGC)
01/01/2021	5.500%	2,150,000	2,258,811
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	6.500%	6,000,000	6,332,100
Ohio Air Quality Development Authority(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2038	4.250%	1,000,000	992,030
Ohio Higher Educational Facility Commission
Revenue Bonds
University of Dayton Project
Series 2009
12/01/2024	5.500%	3,000,000	3,065,010
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2017D (GNMA)
09/01/2047	3.625%	2,710,000	2,594,066

16	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,548,700
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	4,690,485
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
06/30/2053	5.000%	9,835,000	10,716,314
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,513,072
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,149,250
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,603,132	1,566,052
Total			89,887,638
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,192,300
Oregon 0.4%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,567,305
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,429,304
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B AMT
07/01/2033	5.000%	1,000,000	1,130,370
07/01/2034	5.000%	1,355,000	1,522,952
07/01/2042	5.000%	2,000,000	2,219,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	5,665,000	5,483,607
Total			15,352,838
Pennsylvania 7.0%
Butler County Hospital Authority
Prerefunded 07/01/19 Revenue Bonds
Butler Health Systems Project
Series 2009
07/01/2039	7.250%	7,000,000	7,422,940
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2017B AMT
07/01/2047	5.000%	3,000,000	3,307,980
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,111,190
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,721,025
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	8,840,000	9,523,597
Dauphin County Industrial Development Authority(d)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,400,000	4,146,708
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,341,850
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,066,300
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	11,150,000	11,753,773

Columbia Tax-Exempt Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	30,284,400
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	5,325,000	5,601,794
Pennsylvania Economic Development Financing Authority(c)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	6,062,760
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,625,000	1,750,011
06/30/2042	5.000%	29,375,000	31,443,881
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/2031	5.375%	1,000,000	1,195,860
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	20,255,000	19,724,522
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	28,272,727
Series 2016A-1
12/01/2046	5.000%	10,000,000	10,742,800
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,082,300
Series 2017A-1
12/01/2047	5.000%	5,000,000	5,524,400
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	16,371,000
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	18,092,936
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2042	5.000%	2,000,000	2,111,200
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,200,273
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Municipal Authority
Prerefunded 04/01/19 Revenue Bonds
Series 2009
04/01/2034	6.500%	2,500,000	2,603,875
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,115,270
Series 2018B
09/01/2043	5.000%	985,000	1,084,278
Westmoreland County Municipal Authority(f)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,776,040
Total			248,435,690
Puerto Rico 0.3%
Puerto Rico Electric Power Authority(h)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/2023	5.000%	1,000,000	1,002,930
Revenue Bonds
Series 2003NN (NPFGC)
07/01/2021	5.250%	3,500,000	3,602,375
Puerto Rico Highway & Transportation Authority(h)
Refunding Revenue Bonds
Series 2003AA (NPFGC)
07/01/2020	5.500%	180,000	186,478
Puerto Rico Public Finance Corp.(h)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	533,844
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,981,636
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,245,636
Total			9,552,899
South Carolina 1.2%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,250,000	1,378,538
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	11,070,000	12,550,612

18	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	795,000	816,441
11/01/2033	7.000%	910,000	961,370
11/01/2045	7.250%	3,935,000	4,174,760
South Carolina Ports Authority(d)
Revenue Bonds
Series 2015 AMT
07/01/2050	5.250%	13,675,000	15,106,225
South Carolina Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2008A
01/01/2028	5.375%	10,000	10,229
Revenue Bonds
Series 2015E
12/01/2055	5.250%	5,415,000	5,890,599
Total			40,888,774
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,764,500
11/01/2045	5.000%	6,920,000	7,556,363
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,204,600
Total			17,525,463
Tennessee 0.4%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,404,897
10/01/2035	5.000%	645,000	691,137
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,437,704
Series 2017A
07/01/2048	5.000%	1,665,000	1,823,708
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,135,000	1,116,091
07/01/2042	3.600%	750,000	727,552
Total			13,201,089
Texas 9.8%
Bexar County Health Facilities Development Corp.
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	215,000	227,846
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	13,450,000	14,305,823
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	8,620,000	9,458,036
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,928,393
Series 2016
01/01/2046	5.000%	9,835,000	10,674,122
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,259,050
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,607,020
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/2041	5.000%	16,075,000	17,284,644
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	15,888,662
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	10,833,400

Columbia Tax-Exempt Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Austin Airport System(d)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,106,740
11/15/2046	5.000%	3,000,000	3,308,580
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/2034	5.500%	10,500,000	10,561,320
City of Houston Airport System(d)
Refunding Revenue Bonds
Special Facilities-United Airlines
Series 2011A AMT
07/15/2030	6.500%	5,555,000	6,090,724
United Airlines, Inc.
Series 2014 AMT
07/01/2029	5.000%	4,000,000	4,327,120
Subordinated Refunding Revenue Bonds
Lien
Series 2012A AMT
07/01/2031	5.000%	5,000,000	5,384,450
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2041	5.750%	2,000,000	2,221,120
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,272,860
08/15/2042	5.000%	5,575,000	5,794,488
Series 2013
08/15/2033	6.000%	990,000	1,122,224
International Leadership
Series 2015
08/15/2038	5.750%	5,810,000	5,983,487
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,756,095
Series 2015A
12/01/2035	5.000%	2,200,000	2,394,150
12/01/2045	5.000%	1,100,000	1,174,932
Dallas Love Field(d)
Revenue Bonds
Series 2017 AMT
11/01/2034	5.000%	750,000	837,915
11/01/2035	5.000%	1,000,000	1,115,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2035	5.000%	10,000,000	10,646,600
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2014A AMT
11/01/2032	5.000%	3,400,000	3,724,224
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,118,700
03/01/2031	5.000%	1,195,000	1,329,139
03/01/2034	5.000%	645,000	710,197
03/01/2040	4.000%	2,945,000	2,873,584
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,309,800
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/2035	7.250%	8,800,000	9,076,056
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/2021	6.750%	1,260,000	1,317,960
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,067,960
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Harmony Public Schools
Series 2011A
05/15/2041	6.875%	4,045,000	4,593,583
La Vernia Higher Education Finance Corp.
Prerefunded 08/15/19 Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/2044	6.375%	7,500,000	7,916,250
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light Co. Project
Series 2001A
11/01/2029	6.300%	2,800,000	2,990,764
Mission Economic Development Corp.(d)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	15,000,000	15,013,350

20	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,063,404
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	1,011,080
07/01/2046	5.000%	4,600,000	4,851,850
07/01/2051	4.750%	2,715,000	2,807,663
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,769,608
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,205,608
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,161,120
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	930,750
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/2044	5.250%	5,000,000	5,096,800
Series 2011
01/01/2038	5.000%	5,500,000	5,821,365
Series 2012B
01/01/2042	5.000%	12,845,000	13,706,514
Series 2017A
01/01/2043	5.000%	6,500,000	7,316,010
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,086,267
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	394,064
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,284,180
11/15/2044	7.750%	2,800,000	3,207,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	2,700,000	2,973,159
Sanger Industrial Development Corp.(c),(d),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	34,645,000	8,314,800
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,631,450
10/01/2049	5.000%	1,870,000	1,962,939
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	3,665,000	4,112,497
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,250,720
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	2,000,000	2,225,460
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2050	5.000%	7,750,000	8,336,210
12/31/2055	5.000%	13,250,000	14,225,067
Total			347,353,573
Utah 0.5%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2036	5.000%	4,000,000	4,486,720
07/01/2047	5.000%	11,500,000	12,765,690
Total			17,252,410
Virginia 1.3%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,836,000
07/01/2051	5.000%	2,700,000	2,941,272

Columbia Tax-Exempt Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/2047	5.000%	7,505,000	8,053,315
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/2023	5.000%	10,000,000	11,019,400
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,104,550
06/15/2031	5.000%	800,000	881,760
06/15/2033	5.000%	500,000	548,185
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2026	6.625%	2,145,000	2,326,424
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2056	5.000%	15,300,000	16,414,605
Total			47,125,511
Washington 2.5%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,577,807
09/01/2032	5.250%	1,000,000	1,022,040
King County Housing Authority(g)
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,834,954
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,291,550
12/01/2045	6.250%	2,500,000	2,502,825
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017 AMT
05/01/2036	5.000%	9,000,000	10,152,810
05/01/2042	5.000%	7,500,000	8,392,575
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Snohomish County Public Utility District No. 1
Refunding Revenue Bonds
Generation System
Series 1986A Escrowed to Maturity
01/01/2020	5.000%	12,000,000	12,585,960
Washington Health Care Facilities Authority
Prerefunded 07/01/20 Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/2030	5.500%	3,000,000	3,219,210
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	10,661,175
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,288,910
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,103,801
Refunding Revenue Bonds
Presbyterian Retirement
Series 2013 Escrowed to Maturity
01/01/2023	5.000%	500,000	538,965
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	480,000	506,606
07/01/2035	6.750%	550,000	581,537
07/01/2045	7.000%	1,800,000	1,915,218
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	2,475,000	2,512,967
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,700,000	10,476,388
10/01/2047	6.750%	1,000,000	1,085,780
Skyline 1st Hill Project
Series 2015
01/01/2020	4.125%	255,000	254,967
01/01/2025	5.000%	770,000	760,090
01/01/2035	5.750%	575,000	579,376
01/01/2045	6.000%	2,325,000	2,348,901

22	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	500,000	528,165
01/01/2028	5.000%	1,030,000	1,084,569
01/01/2033	5.000%	1,315,000	1,363,576
01/01/2043	5.250%	3,870,000	4,018,686
Total			87,189,408
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	3,850,000	4,125,853
Wisconsin 2.1%
City of La Crosse(d)
Refunding Revenue Bonds
Northern States Power Co. Project
Series 1996 AMT
11/01/2021	6.000%	6,000,000	6,744,060
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016B AMT
12/01/2025	5.000%	4,500,000	5,031,630
TRIPS Senior Obligation Group
Series 2012B AMT
07/01/2028	5.250%	4,000,000	4,317,120
07/01/2042	5.000%	2,000,000	2,110,440
Waste Management, Inc. Project
Series 2016 AMT
05/01/2027	2.875%	2,370,000	2,306,579
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	889,971
05/15/2047	5.250%	1,105,000	1,195,754
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/2039	6.625%	13,000,000	13,471,380
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09/15/2029	7.250%	1,000,000	1,070,680
09/15/2039	7.625%	1,000,000	1,075,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/2046	4.000%	10,000,000	10,061,400
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/2039	5.625%	6,100,000	6,412,076
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,170,997
08/15/2034	5.250%	8,000,000	8,421,120
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,870,862
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	1,365,000	1,391,891
Total			75,541,680
Wyoming 0.2%
County of Campbell
Revenue Bonds
Basin Electric Power Cooperative
Series 2009A
07/15/2039	5.750%	7,900,000	8,231,800
Total Municipal Bonds (Cost $3,388,038,951)			3,492,008,548

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.450%(i)	7,226,588	7,226,588
Total Money Market Funds (Cost $7,226,566)		7,226,588
Total Investments in Securities (Cost $3,413,915,517)		3,517,885,136
Other Assets & Liabilities, Net		35,132,834
Net Assets		$3,553,017,970

Columbia Tax-Exempt Fund | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $125,881,120, which represents 3.54% of net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2018, the value of these securities amounted to $15,589,765, which represents 0.44% of net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2018, the value of these securities amounted to $9,552,899, which represents 0.27% of net assets.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
24	Columbia Tax-Exempt Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	18,650,000	—	18,650,000
Municipal Bonds	—	3,492,008,548	—	3,492,008,548
Money Market Funds	7,226,588	—	—	7,226,588
Total Investments in Securities	7,226,588	3,510,658,548	—	3,517,885,136
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Tax-Exempt Fund | Quarterly Report 2018	25

Portfolio of Investments
CMG Ultra Short Term Bond Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 27.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AccessLex Institute(a)
Series 2005-1 Class A3
3-month USD LIBOR + 0.150% 06/22/2022	2.398%	1,134,564	1,134,306
Ally Auto Receivables Trust
Series 20 16-3 Class A4
04/15/2021	1.720%	1,100,000	1,084,524
Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	14,050,000	14,044,150
American Credit Acceptance Receivables Trust(b)
Series 2016-3 Class A
11/12/2020	1.700%	642,325	642,029
Series 2017-1 Class A
06/15/2020	1.720%	756,857	756,720
Series 2017-2 Class A
07/13/2020	1.840%	982,071	981,186
Series 2017-3 Class A
03/10/2020	1.820%	1,770,930	1,767,605
Series 2017-4 Class A
07/10/2020	2.000%	2,387,190	2,380,648
AmeriCredit Automobile Receivables Trust
Series 2017-2 Class A2A
09/18/2020	1.650%	1,452,237	1,447,381
Series 2017-3 Class A2A
12/18/2020	1.690%	3,327,044	3,313,655
ARI Fleet Lease Trust(b)
Series 2016-A Class A2
07/15/2024	1.820%	1,604,414	1,601,557
Ascentium Equipment Receivables Trust(b)
Series 2017-1A Class A2
07/10/2019	1.870%	2,299,568	2,293,053
Series 2017-2A Class A2
05/11/2020	2.000%	7,000,000	6,947,385
Avis Budget Rental Car Funding AESOP LLC(b)
Series 2013-1A Class A
09/20/2019	1.920%	4,840,000	4,832,379
CarMax Auto Owner Trust
Series 2015-3 Class A3
05/15/2020	1.630%	1,600,918	1,594,843
Series 2016-4 Class A2
11/15/2019	1.210%	735,975	734,608
Series 2017-3 Class A2A
09/15/2020	1.640%	4,014,553	3,996,887
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCG Receivables Trust(b)
Series 20 18-1 Class A2
06/16/2025	2.500%	1,500,000	1,491,035
Series 2017-1 Class A2
11/14/2023	1.840%	4,522,760	4,479,934
Chesapeake Funding II LLC(b)
Series 2016-1A Class A1
03/15/2028	2.110%	6,358,524	6,340,734
Series 2016-2A Class A1
06/15/2028	1.880%	5,160,720	5,132,179
Series 2017-3A Class A1
08/15/2029	1.910%	7,625,866	7,537,677
Series 2017-4A Class A1
11/15/2029	2.120%	6,095,000	6,020,046
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% 05/15/2029	2.347%	6,143,188	6,152,451
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A2
01/15/2020	1.360%	363,336	363,105
CNH Equipment Trust
Series 20 16-C Class A3
12/15/2021	1.440%	6,635,000	6,531,703
Series 2014-C Class A3
11/15/2019	1.050%	433,075	432,728
Series 2015-B Class A3
07/15/2020	1.370%	758,526	755,447
Series 2016-C Class A2
02/18/2020	1.260%	1,961,836	1,956,849
DLL Securitization Trust(b)
Series 2017-A Class A2
07/15/2020	1.890%	4,000,000	3,977,393
DT Auto Owner Trust(b)
Series 2017-2A Class A
05/15/2020	1.720%	822,883	821,752
Series 2017-3A Class A
08/17/2020	1.730%	2,393,115	2,385,737
Enterprise Fleet Financing LLC(b)
Series 2015-2 Class A2
02/22/2021	1.590%	423,632	423,360
Series 2016-2 Class A2
02/22/2022	1.740%	1,849,740	1,840,162
Series 2017-1 Class A2
07/20/2022	2.130%	3,054,805	3,038,459
CMG Ultra Short Term Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-3 Class A2
05/22/2023	2.130%	3,200,000	3,164,940
Exeter Automobile Receivables Trust(b)
Series 2016-3A Class A
11/16/2020	1.840%	726,893	724,358
Series 2017-3A Class A
12/15/2021	2.050%	2,461,983	2,446,484
Series 2018-1A Class A
05/17/2021	2.210%	3,709,058	3,696,153
First Investors Auto Owner Trust(b)
Series 2015-1A Class A3
11/16/2020	1.710%	387,315	386,768
Series 2017-1A Class A1
04/15/2021	1.690%	807,736	804,151
Series 2017-2A Class A1
10/15/2021	1.860%	2,929,977	2,913,674
Ford Credit Auto Owner Trust(b)
Series 2015-1 Class A
07/15/2026	2.120%	5,750,000	5,673,925
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	394,362	394,133
Series 2016-3 Class A3
12/20/2019	1.610%	3,292,000	3,274,248
GreatAmerica Leasing Receivables Funding LLC(b)
Series 20 18-1 Class A2
05/15/2020	2.350%	1,613,000	1,606,078
Series 2017-1 Class A2
04/22/2019	1.720%	1,856,225	1,852,366
Harley-Davidson Motorcycle Trust
Series 2015-2 Class A3
03/16/2020	1.300%	1,195,554	1,194,553
Hertz Fleet Lease Funding LP(a),(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	2.467%	2,215,399	2,215,538
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.997%	4,658,366	4,673,948
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.547%	8,900,000	8,906,658
Hertz Fleet Lease Funding LP(b)
Series 2016-1 Class A2
04/10/2030	1.960%	4,391,765	4,371,829
Hertz Vehicle Financing LLC(b)
Series 2013-1A Class A2
08/25/2019	1.830%	4,000,000	3,992,337
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honda Auto Receivables Owner Trust
Series 2017-4 Class A2
01/21/2020	1.800%	1,175,000	1,170,305
Huntington Auto Trust
Series 2016-1 Class A3
11/16/2020	1.590%	15,933,061	15,853,507
Hyundai Auto Lease Securitization Trust(b)
Series 2017-A Class A2A
07/15/2019	1.560%	1,132,541	1,130,253
Hyundai Floorplan Master Owner Trust(b)
Series 2016-1A Class A2
03/15/2021	1.810%	4,000,000	3,967,265
John Deere Owner Trust
Series 20 16-A Class A4
01/17/2023	1.640%	985,000	973,231
Series 2017-B Class A2A
04/15/2020	1.590%	2,553,346	2,541,460
Kubota Credit Owner Trust(b),(c)
Series 20 18-1A Class A2
02/16/2021	2.800%	3,300,000	3,299,751
MMAF Equipment Finance LLC(b)
Series 2017-B Class A2
10/15/2020	1.930%	3,550,000	3,522,646
Navient Private Education Refi Loan Trust(b)
Series 2018-A Class A1
02/18/2042	2.530%	3,799,076	3,775,139
Navitas Equipment Receivables LLC(b)
Series 2016-1 Class A2
06/15/2021	2.200%	5,525,515	5,511,738
New York City Tax Lien Trust(b)
Series 2016-A Class A
11/10/2029	1.470%	320,166	317,313
Series 2017-A Class A
11/10/2030	1.870%	4,492,440	4,437,099
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	2,742,000	2,717,744
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	2.207%	9,250,000	9,259,721
OneMain Direct Auto Receivables Trust(b)
Series 2016-1A Class A
01/15/2021	2.040%	88,768	88,713
Prestige Auto Receivables Trust(b)
Series 2016-1A Class A3
06/15/2020	1.990%	2,272,762	2,268,735

2	CMG Ultra Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(b)
Series 2018-1A Class A
06/17/2024	3.110%	7,500,000	7,493,356
Securitized Term Auto Receivables Trust(b)
Series 2017-2A Class A2A
01/27/2020	1.775%	4,695,366	4,674,629
SLM Student Loan Trust(a),(b)
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% 04/25/2024	2.860%	5,874,418	5,888,918
SoFi Consumer Loan Program LLC(b)
Series 2017-4 Class A
05/26/2026	2.500%	3,142,406	3,097,603
SoFi Consumer Loan Program Trust(b)
Series 2018-1 Class A1
02/25/2027	2.550%	2,117,190	2,108,129
SoFi Professional Loan Program LLC(b)
Series 2016-B Class A2A
03/25/2031	1.680%	665,123	664,306
Series 2016-C Class A2A
05/26/2031	1.480%	1,608,485	1,600,499
Series 2017-C Class A2A
07/25/2040	1.750%	2,169,513	2,149,852
Series 2017-F Class A1FX
01/25/2041	2.050%	3,099,035	3,071,178
Series 2018-A Class A2A
02/25/2042	2.390%	3,422,302	3,398,823
TCF Auto Receivables Owner Trust(b)
Series 2016-PT1A Class A
06/15/2022	1.930%	4,996,461	4,942,650
United Auto Credit Securitization Trust(b)
Series 2018-1 Class A
04/10/2020	2.260%	6,456,925	6,448,313
Verizon Owner Trust(b)
Series 2016-1A Class A
01/20/2021	1.420%	7,654,000	7,589,935
Series 2016-2A Class A
05/20/2021	1.680%	10,210,000	10,091,827
Volvo Financial Equipment LLC(b)
Series 20 18-1A Class A2
09/15/2020	2.260%	3,000,000	2,989,489
Series 2017-1A Class A2
10/15/2019	1.550%	3,342,490	3,333,059
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	2.397%	2,750,000	2,757,002
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Student Loan Trust(a)
Series 2005-1 Class A5
3-month USD LIBOR + 0.130% 01/26/2026	2.490%	3,613,472	3,612,626
Westlake Automobile Receivables Trust(b)
Series 2016-3A Class A2
10/15/2019	1.420%	871,402	870,476
Series 2017-1A Class A2
04/15/2020	1.780%	4,808,472	4,799,399
Series 2017-2A Class A2A
07/15/2020	1.800%	7,532,382	7,506,247
Series 2018-1A Class A2A
12/15/2020	2.240%	4,375,000	4,358,076
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	6,000,000	5,915,209
World Omni Automobile Lease Securitization Trust
Series 20 18-A Class A2
11/16/2020	2.590%	4,500,000	4,491,278
Series 2016-A Class A3
08/15/2019	1.450%	800,000	795,246
Series 2017-A Class A2
12/16/2019	1.680%	2,043,394	2,035,337
World Omni Automobile Lease Securitization Trust(a)
Series 2016-A2B Class A2B
1-month USD LIBOR + 0.410% 02/15/2019	2.307%	714,021	714,260
Total Asset-Backed Securities — Non-Agency (Cost $331,126,278)			329,758,150

Commercial Mortgage-Backed Securities - Non-Agency 3.4%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	1,994,813	1,956,690
COMM Mortgage Trust
Series 2013-CR9 Class A2
07/10/2045	3.055%	1,264,190	1,263,330
Commercial Mortgage Trust
Series 2013-CR10 Class A1
08/10/2046	1.278%	511,531	511,188
Series 2013-CR10 Class A2
08/10/2046	2.972%	2,250,000	2,251,344
Series 2013-CR6 Class A2
03/10/2046	2.122%	767,688	767,134
Series 2013-LC13 Class A2
08/10/2046	3.009%	854,921	855,040
Series 2014-CR15 Class A2
02/10/2047	2.928%	5,790,283	5,796,562

CMG Ultra Short Term Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-CR19 Class A1
08/10/2047	1.415%	5,555,497	5,516,259
Series 2014-CR20 Class A1
11/10/2047	1.324%	4,632,936	4,590,734
GS Mortgage Securities Corp. II
Series 2015-GC30 Class A1
05/10/2050	1.439%	8,668,893	8,562,720
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12 Class A2
07/15/2045	2.424%	716,555	715,809
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/2047	1.551%	133,436	133,150
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	7,945,270	7,955,269
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $41,149,807)			40,875,229

Corporate Bonds & Notes 50.1%

Aerospace & Defense 1.1%
Lockheed Martin Corp.
11/23/2018	1.850%	7,000,000	6,987,701
Northrop Grumman Corp.
06/01/2018	1.750%	7,000,000	6,995,700
Total			13,983,401
Automotive 1.6%
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.250% 11/05/2018	2.037%	5,000,000	5,003,110
Ford Motor Credit Co. LLC
10/05/2018	2.551%	9,435,000	9,431,849
Toyota Motor Credit Corp.
10/18/2019	1.550%	5,580,000	5,479,872
Total			19,914,831
Banking 16.0%
American Express Credit Corp.(a)
3-month USD LIBOR + 0.550% 03/18/2019	2.728%	6,000,000	6,021,540
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.660% 09/23/2019	2.931%	5,000,000	5,033,530
Bank of America Corp.(a)
3-month USD LIBOR + 0.870% 04/01/2019	3.178%	10,000,000	10,069,190
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Montreal(a)
3-month USD LIBOR + 0.600% 12/12/2019	2.671%	5,000,000	5,030,470
Bank of New York Mellon Corp. (The)(a)
3-month USD LIBOR + 0.380% 05/22/2018	2.284%	6,000,000	6,000,482
Bank of Nova Scotia (The)(a)
3-month USD LIBOR + 0.390% 07/14/2020	2.738%	6,000,000	6,015,954
Barclays Bank PLC
02/20/2019	2.500%	6,000,000	5,986,614
BB&T Corp.(a)
3-month USD LIBOR + 0.660% 02/01/2019	3.018%	5,000,000	5,018,460
Capital One NA(a)
3-month USD LIBOR + 0.765% 09/13/2019	2.854%	6,085,000	6,120,871
Citigroup Inc.(a)
3-month USD LIBOR + 0.790% 01/10/2020	3.128%	9,000,000	9,068,967
Commonwealth Bank of Australia
09/06/2019	2.300%	5,000,000	4,956,200
Cooperatieve Rabobank UA
01/14/2019	2.250%	5,000,000	4,988,265
Credit Suisse AG
05/28/2019	2.300%	6,000,000	5,974,500
Discover Bank
11/13/2018	2.600%	5,000,000	4,995,635
Fifth Third Bancorp
04/25/2019	2.375%	5,000,000	4,989,090
Goldman Sachs Group, Inc. (The)(a)
3-month USD LIBOR + 1.160% 04/23/2020	3.522%	8,000,000	8,118,600
HSBC USA, Inc.
08/07/2018	2.000%	5,000,000	4,994,865
Huntington National Bank (The)
06/30/2018	2.000%	5,000,000	4,996,690
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	3.378%	6,000,000	6,051,534
JPMorgan Chase & Co.(a)
3-month USD LIBOR + 0.840% 03/22/2019	3.088%	7,000,000	7,040,397
KeyCorp
12/13/2018	2.300%	5,000,000	4,992,850
Lloyds Bank PLC
11/27/2018	2.300%	5,000,000	4,991,400

4	CMG Ultra Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M&T Bank Corp.
07/25/2019	2.250%	4,000,000	3,966,548
Morgan Stanley(a)
3-month USD LIBOR + 0.850% 01/24/2019	3.209%	7,000,000	7,033,817
PNC Bank NA(a)
3-month USD LIBOR + 0.400% 12/07/2018	2.435%	7,000,000	7,012,943
Royal Bank of Canada(a)
3-month USD LIBOR + 0.710% 04/15/2019	3.058%	7,000,000	7,036,393
State Street Corp.
05/15/2018	1.350%	3,713,000	3,711,483
SunTrust Banks, Inc.
05/01/2019	2.500%	5,164,000	5,150,920
Toronto-Dominion Bank (The)(a)
3-month USD LIBOR + 0.840% 01/22/2019	3.202%	6,974,000	7,010,237
U.S. Bank NA(a)
3-month USD LIBOR + 0.150% 05/24/2019	2.094%	7,000,000	7,002,359
Wells Fargo & Co.(a)
3-month USD LIBOR + 0.880% 07/22/2020	3.242%	8,000,000	8,087,536
Westpac Banking Corp.(a)
3-month USD LIBOR + 0.430% 03/06/2020	2.455%	6,885,000	6,905,641
Total			194,373,981
Cable and Satellite 0.9%
Comcast Corp.
05/15/2018	5.700%	6,000,000	6,007,014
Sky PLC(b)
09/16/2019	2.625%	5,000,000	4,970,285
Total			10,977,299
Chemicals 0.6%
LyondellBasell Industries NV
04/15/2019	5.000%	7,000,000	7,102,053
Construction Machinery 1.3%
Caterpillar Financial Services(a)
3-month USD LIBOR + 0.510% 01/10/2020	2.848%	8,000,000	8,054,288
John Deere Capital Corp.(a)
3-month USD LIBOR + 0.270% 10/15/2018	2.618%	8,000,000	8,009,288
Total			16,063,576
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.3%
General Electric Capital Corp.(a)
3-month USD LIBOR + 0.620% 01/09/2020	2.951%	8,473,000	8,506,816
Honeywell International, Inc.(a)
3-month USD LIBOR + 0.280% 10/30/2019	2.639%	1,875,000	1,880,887
United Technologies Corp.(a)
3-month USD LIBOR + 0.350% 11/01/2019	2.708%	5,000,000	5,010,440
Total			15,398,143
Electric 3.0%
Dominion Energy, Inc.
08/15/2019	1.600%	4,650,000	4,568,253
Duke Energy Corp.
06/15/2018	2.100%	2,985,000	2,983,098
MidAmerican Energy Co.
03/15/2019	2.400%	6,500,000	6,484,712
National Rural Utilities Cooperative Finance Corp.
11/01/2019	1.500%	2,500,000	2,450,013
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%	1,153,000	1,148,436
Pacific Gas & Electric Co.(a),(b)
3-month USD LIBOR + 0.230% 11/28/2018	1.700%	6,000,000	5,999,694
Southern Co. (The)
07/01/2018	1.550%	7,159,000	7,148,297
WEC Energy Group, Inc.
06/15/2018	1.650%	5,807,000	5,800,983
Total			36,583,486
Food and Beverage 2.1%
Anheuser-Busch InBev Finance, Inc.(a)
3-month USD LIBOR + 0.400% 02/01/2019	2.758%	6,152,000	6,165,375
Kraft Heinz Foods Co.
07/02/2018	2.000%	6,000,000	5,994,168
Molson Coors Brewing Co.
03/15/2019	1.900%	6,000,000	5,954,712
PepsiCo, Inc.(a)
3-month USD LIBOR + 0.040% 05/02/2019	1.818%	7,000,000	6,999,566
Total			25,113,821
Health Care 1.6%
Cardinal Health, Inc.
06/14/2019	1.948%	5,000,000	4,948,765

CMG Ultra Short Term Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
06/15/2019	2.250%	5,000,000	4,957,740
Medtronic, Inc.(a)
3-month USD LIBOR + 0.800% 03/15/2020	2.925%	5,000,000	5,057,785
Thermo Fisher Scientific, Inc.
02/01/2019	2.400%	5,000,000	5,002,885
Total			19,967,175
Healthcare Insurance 1.5%
Aetna, Inc.
03/15/2019	2.200%	5,821,000	5,790,644
Anthem, Inc.
08/15/2019	2.250%	6,500,000	6,432,127
UnitedHealth Group, Inc.
07/16/2018	1.900%	6,000,000	5,993,724
Total			18,216,495
Independent Energy 0.5%
Woodside Finance Ltd.(b)
03/01/2019	8.750%	5,719,000	5,988,885
Integrated Energy 1.8%
BP Capital Markets PLC(a)
3-month USD LIBOR + 0.350% 08/14/2018	2.183%	7,000,000	7,005,313
Chevron Corp.(a)
3-month USD LIBOR + 0.210% 03/03/2020	2.235%	5,640,000	5,653,107
Total Capital S.A.
08/10/2018	2.125%	9,082,000	9,075,243
Total			21,733,663
Life Insurance 2.2%
American International Group, Inc.
07/16/2019	2.300%	5,000,000	4,963,060
Metropolitan Life Global Funding I(a),(b)
3-month USD LIBOR + 0.220% 09/19/2019	2.398%	6,000,000	6,010,686
New York Life Global Funding(b)
01/02/2019	2.100%	1,215,000	1,211,395
Pricoa Global Funding I(b)
09/21/2018	1.900%	7,000,000	6,983,942
Principal Life Global Funding II(a),(b)
3-month USD LIBOR + 0.300% 05/21/2018	2.192%	6,984,000	6,984,503
Total			26,153,586
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.1%
21st Century Fox America, Inc.
05/18/2018	7.250%	3,425,000	3,432,454
Discovery Communications LLC(a)
3-month USD LIBOR + 0.710% 09/20/2019	2.912%	5,000,000	5,025,705
Thomson Reuters Corp.
10/15/2019	4.700%	4,806,000	4,914,563
Total			13,372,722
Midstream 1.3%
Enterprise Products Operating LLC
10/15/2019	2.550%	5,000,000	4,968,345
Kinder Morgan, Inc.
12/01/2019	3.050%	5,394,000	5,380,240
TransCanada PipeLines Ltd.
01/15/2019	3.125%	5,600,000	5,616,234
Total			15,964,819
Natural Gas 0.6%
Sempra Energy(a)
3-month USD LIBOR + 0.250% 07/15/2019	2.598%	7,000,000	7,010,003
Pharmaceuticals 3.0%
AbbVie, Inc.
05/14/2018	1.800%	6,000,000	5,998,448
Allergan Funding SCS
06/15/2019	2.450%	3,592,000	3,566,443
Amgen, Inc.(a)
3-month USD LIBOR + 0.320% 05/10/2019	2.131%	6,000,000	6,010,758
Baxalta, Inc.
06/22/2018	2.000%	5,000,000	4,993,154
Baxalta, Inc.(a)
3-month USD LIBOR + 0.780% 06/22/2018	3.028%	850,000	850,652
Gilead Sciences, Inc.
09/04/2018	1.850%	7,000,000	6,988,597
Merck & Co., Inc.(a)
3-month USD LIBOR + 0.360% 05/18/2018	2.233%	5,000,000	5,000,531
Roche Holdings, Inc.(a),(b)
3-month USD LIBOR + 0.340% 09/30/2019	2.642%	3,400,000	3,414,413
Total			36,822,996

6	CMG Ultra Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 1.7%
Berkshire Hathaway Finance Corp.(a)
3-month USD LIBOR + 0.250% 01/11/2019	2.587%	7,000,000	7,012,411
Chubb Corp. (The)
05/15/2018	5.750%	6,000,000	6,007,257
Hartford Financial Services Group, Inc. (The)
01/15/2019	6.000%	5,875,000	6,005,742
Travelers Companies, Inc. (The)
05/15/2018	5.800%	1,720,000	1,722,159
Total			20,747,569
Retail REIT 0.4%
Simon Property Group LP
02/01/2019	2.200%	5,000,000	4,985,155
Retailers 1.3%
Lowe’s Companies, Inc.(a)
3-month USD LIBOR + 0.600% 09/14/2018	2.707%	6,000,000	6,013,062
Target Corp.
06/26/2019	2.300%	5,000,000	4,981,680
Walmart, Inc.
10/09/2019	1.750%	4,685,000	4,635,915
Total			15,630,657
Technology 3.2%
Apple, Inc.(a)
3-month USD LIBOR + 0.140% 08/02/2019	1.927%	10,000,000	10,009,960
Cisco Systems, Inc.(a)
3-month USD LIBOR + 0.500% 03/01/2019	2.506%	8,000,000	8,032,424
IBM Credit LLC
09/06/2019	1.625%	7,000,000	6,903,106
Oracle Corp.(a)
3-month USD LIBOR + 0.580% 01/15/2019	2.928%	8,000,000	8,032,384
QUALCOMM, Inc.(a)
3-month USD LIBOR + 0.360% 05/20/2019	2.245%	6,000,000	6,032,226
Total			39,010,100
Transportation Services 0.1%
ERAC U.S.A. Finance LLC(b)
10/15/2019	2.350%	745,000	737,451
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.9%
AT&T, Inc.
03/11/2019	2.300%	9,000,000	8,973,162
Deutsche Telekom International Finance BV
08/20/2018	6.750%	6,000,000	6,075,138
Orange SA
02/06/2019	2.750%	6,000,000	6,002,478
Verizon Communications, Inc.(a)
3-month USD LIBOR + 1.750% 09/14/2018	3.857%	760,000	764,699
3-month USD LIBOR + 0.770% 06/17/2019	2.948%	925,000	931,610
Total			22,747,087
Total Corporate Bonds & Notes (Cost $609,024,494)			608,598,954

Foreign Government Obligations 1.1%

Canada 1.1%
Province of Ontario
01/18/2019	1.625%	7,000,000	6,959,148
Province of Quebec
05/14/2018	4.625%	7,000,000	7,006,632
Total			13,965,780
Total Foreign Government Obligations (Cost $14,007,671)			13,965,780

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(a)
1-year CMT + 2.255% 02/01/2036	3.627%	145,280	152,747
Federal National Mortgage Association(a)
12-month USD LIBOR + 2.130% 03/01/2034	4.255%	129,376	131,460
Total Residential Mortgage-Backed Securities - Agency (Cost $273,555)			284,207

Residential Mortgage-Backed Securities - Non-Agency 0.3%

COLT Mortgage Loan Trust(b),(d)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	1,406,343	1,401,211
Mill City Mortgage Trust(b)
CMO Series 2015-2 Class A1
09/25/2057	3.000%	1,806,702	1,802,740
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $3,223,176)			3,203,951

CMG Ultra Short Term Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2018 (Unaudited)
U.S. Government & Agency Obligations 6.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks
06/25/2018	1.220%	21,700,000	21,674,521
Federal Farm Credit Banks(a)
1-month USD LIBOR + 0.050% 02/21/2020	1.948%	60,365,000	60,360,050
Total U.S. Government & Agency Obligations (Cost $82,062,719)			82,034,571

U.S. Treasury Obligations 5.4%

U.S. Treasury
05/15/2018	1.000%	28,150,000	28,142,638
11/30/2018	1.250%	37,325,000	37,143,724
Total U.S. Treasury Obligations (Cost $65,356,476)			65,286,362
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(e),(f)	34,573,138	34,569,680
Total Money Market Funds (Cost $34,572,091)		34,569,680
Total Investments in Securities (Cost: $1,180,796,267)		1,178,576,884
Other Assets & Liabilities, Net		37,154,258
Net Assets		1,215,731,142

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of April 30, 2018.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $299,381,590, which represents 24.63% of net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2018.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.889%
	60,146,968	763,366,049	(788,939,879)	34,573,138	7,887	(8,426)	519,293	34,569,680
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
8	CMG Ultra Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	329,758,150	—	—	329,758,150
Commercial Mortgage-Backed Securities - Non-Agency	—	40,875,229	—	—	40,875,229
Corporate Bonds & Notes	—	608,598,954	—	—	608,598,954
Foreign Government Obligations	—	13,965,780	—	—	13,965,780
Residential Mortgage-Backed Securities - Agency	—	284,207	—	—	284,207
Residential Mortgage-Backed Securities - Non-Agency	—	3,203,951	—	—	3,203,951
U.S. Government & Agency Obligations	—	82,034,571	—	—	82,034,571
U.S. Treasury Obligations	65,286,362	—	—	—	65,286,362
Money Market Funds	—	—	—	34,569,680	34,569,680
Total Investments in Securities	65,286,362	1,078,720,842	—	34,569,680	1,178,576,884
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
CMG Ultra Short Term Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
CMG Ultra Short Term Bond Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
8,299,655	—	—	8,299,655
10	CMG Ultra Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 8.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.6%
Grupo Bimbo SAB de CV(a)
01/25/2022	4.500%	300,000	306,759
United States 8.3%
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	245,700
AT&T, Inc.
06/30/2022	3.000%	250,000	244,142
Cardinal Health, Inc.
06/15/2022	2.616%	400,000	384,380
ConAgra Foods, Inc.
01/25/2023	3.200%	196,000	192,424
CSX Corp.
06/01/2021	4.250%	250,000	256,720
CVS Health Corp.
06/01/2021	2.125%	250,000	241,155
03/09/2023	3.700%	250,000	249,018
Discovery Communications LLC(a)
06/15/2020	2.800%	500,000	494,307
Five Corners Funding Trust(a)
11/15/2023	4.419%	250,000	258,456
Kellogg Co.
12/01/2023	2.650%	300,000	283,969
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	395,888
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	298,928
Sysco Corp.
07/15/2021	2.500%	250,000	244,285
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	239,112
Total			4,028,484
Total Corporate Bonds & Notes (Cost $4,398,283)			4,335,243

Floating Rate Notes 2.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 1.1%
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.550%	400,000	400,000
State of New York Mortgage Agency(b),(c),(d)
Revenue Bonds
Series 2006-139 (JPMorgan Chase Bank) AMT
10/01/2037	1.590%	140,000	140,000
Total			540,000
Pennsylvania 1.8%
Geisinger Authority(b),(c)
Revenue Bonds
Geisinger Health System
Series 2013 (Wells Fargo Bank)
10/01/2043	1.530%	350,000	350,000
Hospitals & Higher Education Facilities Authority of Philadelphia (The)(b),(c)
Revenue Bonds
Childrens Hospital
Series 2012 (Wells Fargo Bank)
07/01/2041	1.550%	500,000	500,000
Total			850,000
Total Floating Rate Notes (Cost $1,390,000)			1,390,000

Municipal Bonds 84.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.8%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	283,722
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	282,728
Calhoun County Board of Education
Special Tax Bonds
School Warrants
Series 2016 (BAM)
02/01/2029	5.000%	250,000	283,400
Columbia U.S. Social Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	231,396
Water Works Board of the City of Birmingham (The)
Refunding Revenue Bonds
Subordinated Series 2016B
01/01/2030	5.000%	250,000	289,957
Total			1,371,203
Alaska 0.6%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	300,000	303,312
Arizona 1.8%
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2035	5.375%	250,000	258,872
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	100,000	103,646
02/15/2046	5.000%	210,000	215,708
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	285,990
Total			864,216
California 7.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	329,607
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	286,460
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	250,000	269,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	260,860
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	286,815
Jurupa Unified School District
Unlimited General Obligation Bonds
Series 2015A
08/01/2023	5.000%	225,000	256,772
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	444,028
Monterey Regional Waste Management Authority(d)
Revenue Bonds
Series 2015B AMT
04/01/2021	4.000%	250,000	264,445
Pajaro Valley Water Management Agency
Refunding Revenue Bonds
Series 2015 (AGM)
03/01/2022	5.000%	250,000	276,348
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	288,669
Tuolumne Wind Project Authority
Refunding Revenue Bonds
Tuolumne Wind Project
Series 2016A
01/01/2029	5.000%	300,000	358,089
West Kern Community College District
Unlimited General Obligation Refunding Bonds
Series 2015A (AGM)
11/01/2024	5.000%	250,000	289,052
Total			3,610,145
Colorado 0.6%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	283,905

2	Columbia U.S. Social Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 1.0%
Connecticut Housing Finance Authority(e)
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	225,000	225,846
State of Connecticut Clean Water Fund-State Revolving Fund
Revenue Bonds
Green Bonds
Series 2015A
03/01/2019	5.000%	250,000	256,665
Total			482,511
District of Columbia 1.1%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2023	5.000%	250,000	280,695
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	269,435
Total			550,130
Florida 2.6%
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	264,357
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	150,000	153,600
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	557,950
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	284,985
Total			1,260,892
Georgia 2.2%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	268,875
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Housing & Finance Authority(d)
Refunding Revenue Bonds
Series 2015A-2 AMT
06/01/2020	2.000%	500,000	498,580
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
12/01/2038	3.500%	300,000	294,375
Total			1,061,830
Guam 0.3%
Guam Government Waterworks Authority(f)
Refunding Revenue Bonds
Series 2014A
07/01/2035	5.000%	150,000	157,824
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	271,982
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	230,000	235,433
Total			507,415
Illinois 6.7%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	333,382
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	328,317
Chicago Transit Authority
Refunding Revenue Bonds
Series 2015
06/01/2021	5.000%	250,000	268,108
City of Chicago Wastewater Transmission
Revenue Bonds
Second Lien
Series 2017A
01/01/2031	5.000%	300,000	330,540

Columbia U.S. Social Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	666,724
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 BAM
12/01/2047	5.000%	100,000	107,725
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	271,557
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	165,878
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	240,000	234,230
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	500,000	556,730
Total			3,263,191
Indiana 1.1%
Indiana Finance Authority
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	232,605
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	281,523
Total			514,128
Kentucky 1.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	385,371
Kentucky Housing Corp.
Taxable Refunding Revenue Bonds
Series 2016A
07/01/2031	3.499%	250,000	238,750
Total			624,121
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 3.3%
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	446,744
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	352,143
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	335,817
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	444,168
Total			1,578,872
Maine 0.5%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	240,623
Maryland 3.5%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	319,068
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	335,316
Maryland Economic Development Corp.(d)
Revenue Bonds
Purple Line Light Rail Project
Series 2016 AMT
03/31/2036	5.000%	250,000	275,387
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	276,390

4	Columbia U.S. Social Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	509,371
Total			1,715,532
Massachusetts 3.1%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	342,432
Massachusetts Development Finance Agency
Revenue Bonds
Green Bond Boston Medical Center
Series 2017
07/01/2028	5.000%	200,000	226,184
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	267,838
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	205,000	203,620
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	488,975
Total			1,529,049
Michigan 2.7%
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	437,636
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	275,900
Local Government Loan Program-Great Lakes
Series 2015 (BAM)
07/01/2033	5.000%	250,000	279,105
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
12/01/2033	3.600%	325,000	324,223
Total			1,316,864
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 2.5%
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	100,000	99,224
Dakota County Community Development Agency
Refunding Revenue Bonds
Series 2015B
01/01/2021	5.000%	250,000	269,557
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2030	5.750%	100,000	98,353
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	250,000	245,673
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	245,700
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	6.000%	250,000	232,330
Total			1,190,837
Mississippi 1.8%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	284,795
City of Gulfport
Unlimited General Obligation Refunding Bonds
Water & Sewer
Series 2015
07/01/2021	5.000%	250,000	270,318
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	313,521
Total			868,634

Columbia U.S. Social Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.7%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	438,532
Missouri Housing Development Commission
Revenue Bonds
1st Place Homeownership Loan Project
Series 2015
11/01/2027	3.250%	165,000	166,546
St. Louis County Industrial Development Authority
Improvement Refunding Revenue Bonds
Ranken-Jordan Project
Series 2016
11/15/2028	5.000%	200,000	209,320
Total			814,398
Nebraska 0.9%
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	200,000	199,524
Single Family Housing Revenue Bonds
Series 2015 (GNMA / FNMA)
09/01/2030	3.450%	250,000	251,550
Total			451,074
Nevada 1.1%
Las Vegas Valley Water District
Limited General Obligation Refunding Bonds
Water Improvement
Series 2016A
06/01/2041	5.000%	250,000	281,245
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	254,745
Total			535,990
New Hampshire 0.9%
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	447,768
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 0.6%
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2032	3.900%	300,000	296,397
New Mexico 0.6%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2015
08/01/2021	5.000%	250,000	271,485
New York 6.6%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	284,425
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	512,840
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2016
11/01/2031	3.600%	300,000	302,949
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015D-1
11/15/2026	5.000%	250,000	288,047
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	281,850
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	343,941
New York State Housing Finance Agency
Revenue Bonds
Green Bond - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	305,973
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	349,014

6	Columbia U.S. Social Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	280,785
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2016-196 AMT
10/01/2035	3.650%	250,000	244,003
Total			3,193,827
North Carolina 1.3%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	290,455
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	343,587
Total			634,042
North Dakota 0.8%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Financing
Series 2017
07/01/2034	3.700%	365,000	366,267
Ohio 3.4%
American Municipal Power, Inc.
Green Revenue Bonds
Meldahl Hydroelectric Project
Series 2016
02/15/2027	5.000%	250,000	284,850
City of Akron
Refunding Revenue Bonds
Community Learning Centers
Series 2016
12/01/2029	5.000%	300,000	350,526
City of Cleveland Water Pollution Control
Revenue Bonds
Green Bonds
Series 2016
11/15/2041	5.000%	250,000	277,973
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	287,182
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	452,764
Total			1,653,295
Pennsylvania 4.0%
Capital Region Water
Refunding Revenue Bonds
Series 2016A (BAM)
07/15/2029	5.000%	250,000	286,107
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	355,974
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2022	5.000%	250,000	265,855
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	200,000	215,810
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	275,555
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	111,801
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	255,518
Series 2017E BAM
12/01/2035	5.000%	150,000	167,142
Total			1,933,762
Rhode Island 1.2%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	340,569

Columbia U.S. Social Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015 AMT
10/01/2025	3.550%	250,000	255,353
Total			595,922
South Carolina 0.6%
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2020	5.000%	250,000	266,943
Tennessee 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
College Housing Oakwood Flats Apartments
Series 2018
04/01/2021	2.100%	350,000	349,671
Tennessee Housing Development Agency
Revenue Bonds
Series 2015-1C
01/01/2022	2.450%	215,000	215,598
Total			565,269
Texas 4.5%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	284,850
Austin Community College District Public Facility Corp.
Refunding Revenue Bonds
Series 2015
08/01/2019	5.000%	250,000	259,848
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	304,656
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	550,540
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	250,000	263,687
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Antonio Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (Permenant School Fund Guarantee)
02/15/2022	5.000%	250,000	275,480
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	266,040
Total			2,205,101
Virginia 0.8%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	387,888
Washington 3.9%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	259,942
King County Housing Authority(e)
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	389,016
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	198,700
Klickitat County Public Hospital District No. 2
Improvement Refunding Revenue Bonds
Skyline Hospital
Series 2017
12/01/2032	5.000%	400,000	405,764
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	288,564
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	335,817
Total			1,877,803

8	Columbia U.S. Social Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 1.8%
Milwaukee Redevelopment Authority
Revenue Bonds
Milwaukee Public Schools
Series 2016A
11/15/2026	5.000%	220,000	255,072
Series 2017
11/15/2033	5.000%	250,000	281,587
Public Finance Authority
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/2035	4.750%	250,000	259,663
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	100,000	98,454
Total			894,776
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyoming 1.0%
Wyoming Community Development Authority(e)
Refunding Revenue Bonds
Series 2018-1
12/01/2038	3.900%	500,000	502,645
Total Municipal Bonds (Cost $41,337,603)			41,189,886

Total Investments in Securities (Cost $47,125,886)	46,915,129
Other Assets & Liabilities, Net	1,651,782
Net Assets	$48,566,911

At April 30, 2018, securities and/or cash totaling $29,700 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(33)	06/2018	USD	(3,969,198)	12,309	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $2,256,599, which represents 4.65% of net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2018.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2018, the value of these securities amounted to $157,824, which represents 0.32% of net assets.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
Columbia U.S. Social Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
Abbreviation Legend  (continued)
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
10	Columbia U.S. Social Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	4,335,243	—	4,335,243
Floating Rate Notes	—	1,390,000	—	1,390,000
Municipal Bonds	—	41,189,886	—	41,189,886
Total Investments in Securities	—	46,915,129	—	46,915,129
Investments in Derivatives
Asset
Futures Contracts	12,309	—	—	12,309
Total	12,309	46,915,129	—	46,927,438
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia U.S. Social Bond Fund | Quarterly Report 2018	11

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2018